CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO [Text Block]

17. CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO

In transactions occurring in 2023 and 2024, the Company acquired Cariboo, increasing its effective ownership in Gibraltar from 75% to 100%. On March 15, 2023, the Company acquired Sojitz Corporation's ("Sojitz") 50% interest in Cariboo, resulting in a 12.5% increase in its effective interest in Gibraltar from 75% to 87.5%. On March 25, 2024, the Company acquired the remaining 50% of Cariboo from Dowa and Furukawa (Note 13). The liabilities arising from these transactions are collectively referred to as the "Cariboo consideration payable".

Sojitz transaction

The acquisition price consisted of a minimum amount of $60,000 payable over a five-year period ("Sojitz minimum payments") and potential contingent performance payments depending on Gibraltar copper revenues and copper prices over the next five years ("Sojitz Contingent Consideration"). There is no interest payable on the minimum amounts. An initial $10,000 was paid to Sojitz upon closing and the remaining minimum amount is payable in $10,000 annual instalments over five years thereafter. The Sojitz minimum payments are a financial liability measured at amortized cost, measured using an effective discount rate of 7.16%.

The contingent performance payments are payable annually for five years only if the annual average LME copper price exceeds US$3.50 per pound in a year. The payments are calculated by multiplying Gibraltar copper revenues by a price factor, which is based on a sliding scale ranging from 0.38% at US$3.50 per pound copper to a maximum of 2.13% at US$5.00 per pound copper or above. Total contingent payments cannot exceed $57,000 over the five-year period, limiting the acquisition cost to a maximum of $117,000. The Sojitz Contingent Consideration is a financial liability measured at fair value through profit and loss.

The third annual instalment payment of $10,000 was paid in February 2025 and the contingent payment of $6,645 for the 2024 calendar year was paid on April 1, 2025.

Dowa and Furukawa transaction

Amounts owing by Cariboo to Dowa and Furukawa are by way of non-interest bearing secured and unsecured promissory notes of $45,500 and $71,500, respectively, totaling $117,000 (collectively, the "Cariboo Notes") which are guaranteed by Taseko.

The secured Cariboo Notes are collateralized by Cariboo's 25% Gibraltar joint venture interest.  An initial payment of $5,000 was made to Dowa and Furukawa against the Cariboo Notes on closing with the remaining principal payable in annual instalments over a 10-year period commencing in April 2026, with the secured Cariboo Notes repayable first.  At average LME copper prices below US$4.00 per pound, the annual repayments of the Cariboo Notes will be $5,000. This repayment amount will increase proportionally, reaching a maximum of $15,250 per year when average LME copper prices are US$5.00 per pound or higher.

If average LME copper prices exceed an annual average of US$5.00 per pound or higher each year over the repayment period, up to $25,000 in contingent consideration is payable by Taseko to Dowa and Furukawa (the "Dowa and Furukawa Contingent Performance Payments"), only once the $117,000 related to the Cariboo Notes have been repaid. The Dowa and Furukawa Contingent Performance Payments is a financial liability measured at fair value through profit and loss. The Company estimates this liability to have nil value as at December 31, 2025 and December 31, 2024.

In combination, total annual payments to Dowa and Furukawa cannot exceed 6.25% of Gibraltar's annual cashflow between 2025 and 2028, and 10% between 2029 and 2033. Any remaining balance of the Cariboo Notes will be paid as a final balloon payment in April 2034.  The fair value of the Cariboo Notes on the Acquisition Date was determined to be $71,116. The Cariboo Notes are a financial liability measured at amortized cost, with estimated annual instalments considering the repayment mechanism described above.

As at December 31, 2024 and 2025, the carrying amount of the Cariboo consideration payable is as follows:

	Sojitz	Dowa and Furukawa	Total
Balance as at January 1, 2024	70,381	-	70,381
Consideration payable arising on acquisition	-	71,116	71,116
Consideration paid	(14,549)	(5,000)	(19,549)
Accretion on minimum consideration payable (Note 7)	16,377	7,543	23,920
Balance as at December 31, 2024	72,209	73,659	145,868
Consideration paid	(16,645)	-	(16,645)
Fair value adjustment on contingent performance payments (Note 6a)	13,143	-	13,143
Accretion on minimum consideration payable (Note 7)	1,945	11,292	13,237
Balance as at December 31, 2025	70,652	84,951	155,603

As at December 31, 2025 and 2024, the current and long-term portions of the Cariboo consideration payable is as follows:

As at December 31, 2025	Sojitz	Dowa and Furukawa	Total
Minimum consideration payable	27,790	84,951	112,741
Contingent performance payments payable	42,862	-	42,862
Total Cariboo consideration payable	70,652	84,951	155,603
Less: current portion of Cariboo consideration payable
Minimum consideration payable	9,909	3,925	13,834
Contingent performance payments payable	9,763	-	9763
Long-term portion of Cariboo consideration payable	50,980	81,026	132,006

As at December 31, 2024	Sojitz	Dowa and Furukawa	Total
Minimum consideration payable	35,846	73,659	109,505
Contingent performance payments payable	36,363	-	36,363
Total Cariboo consideration payable	72,209	73,659	145,868
Less: current portion of Cariboo consideration payable
Minimum consideration payable	9,915	-	9,915
Contingent performance payments payable	6,532	-	6,532
Long-term portion of Cariboo consideration payable	55,762	73,659	129,421